Santo Mining Corp. - Balance Sheet - Unaudited (USD $)	Apr. 30, 2013	Jul. 31, 2012
CURRENT ASSETS
Cash		$ 50,793
Total Current Assets		50,793
Website, net of amortization of $1,745 and $1,340, respectively		3,540
Deposits		16,826
TOTAL ASSETS		135,071
CURRENT LIABILITIES
Accounts payable and accrued expenses		46,172
Derivative liability	6,890
TOTAL LIABILITIES		125,868
STOCKHOLDERS' EQUITY
Preferred stock, 450,000,000 shares authorized, $0.00001 par value; none issued and outstanding		0
Common stock, 450,000,000 shares authorized, $0.00001 par value; 69,431,269 and 63,635,340 shares issued and outstanding, respectively		636
Additional paid-in capital		290,123
Deficit accumulated during the development stage	840,203	(281,556)
TOTAL STOCKHOLDERS' EQUITY		9,203
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		135,071
Scenario, Actual [Member]
CURRENT ASSETS
Cash	45,293
Prepaid expense	103,500
Total Current Assets	148,793
Mineral claims	579,315
Website, net of amortization of $1,745 and $1,340, respectively	3,345
Deposits	106,247
TOTAL ASSETS	837,700
CURRENT LIABILITIES
Accounts payable and accrued expenses	124,395
Related party payable	149,696
Convertible note payable	46,277
Derivative liability	6,890
TOTAL LIABILITIES	327,258
STOCKHOLDERS' EQUITY
Preferred stock, 450,000,000 shares authorized, $0.00001 par value; none issued and outstanding	0
Common stock, 450,000,000 shares authorized, $0.00001 par value; 69,431,269 and 63,635,340 shares issued and outstanding, respectively	694
Additional paid-in capital	1,349,951
Deficit accumulated during the development stage	(840,203)
TOTAL STOCKHOLDERS' EQUITY	510,442
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	837,700
Scenario, Forecast [Member]
CURRENT ASSETS
Cash		50,793
Total Current Assets		50,793
Mineral claims		63,912
Website, net of amortization of $1,745 and $1,340, respectively		3,540
Deposits		16,826
TOTAL ASSETS		135,071
CURRENT LIABILITIES
Accounts payable and accrued expenses		46,172
Related party payable		79,696
TOTAL LIABILITIES		125,868
STOCKHOLDERS' EQUITY
Preferred stock, 450,000,000 shares authorized, $0.00001 par value; none issued and outstanding		0
Common stock, 450,000,000 shares authorized, $0.00001 par value; 69,431,269 and 63,635,340 shares issued and outstanding, respectively		636
Additional paid-in capital		290,123
Deficit accumulated during the development stage		(281,556)
TOTAL STOCKHOLDERS' EQUITY		9,203
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		$ 135,071